Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Gateway Trust
Prospectus Date	rr_ProspectusDate	Apr. 01, 2013
Document Creation Date	dei_DocumentCreationDate	Sep. 13, 2013